Note 6 - Preferred Stock - Schedule of Activity Related to Preferred Stock Investments (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Dividend income	$ 1,305	$ 3,557
Preferred Stock [Member]
Dividend income	1,363	3,695
Amortization of premium on preferred stock investment	(58)	(138)
Investment Income, Net, Total	$ 1,305	$ 3,557